MoA Large Cap Growth Index Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Large Cap Growth Index Fund | MoA Large Cap Growth Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00